Investment Strategy - American Century Capital Portfolios Prospectus	Aug. 01, 2026
EQUITY INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities (including equity-equivalent securities, such as convertible securities) regardless of the movement of stock prices generally.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities (including equity-equivalent securities, such as convertible securities) regardless of the movement of stock prices generally.

FOCUSED LARGE CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization value companies. For purposes of this 80% test, the fund defines large capitalization companies as those with capitalizations within the range of the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2026, the market capitalization range of the Russell 1000® Index was approximately $2.26 billion to $4.85 trillion. The portfolio managers consider a company to be a value company if it meets any of the following criteria:
•it is included in an appropriate third-party value-oriented index;
•its price-to-book ratio, price-to-cash flow ratio, price-to-earnings ratio, or enterprise value to EBITDA ratio is less than the median of a broad-based securities market index;
•its book-to-market ratio is greater than the median of a broad-based securities market index; or
•it pays a dividend.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. The fund normally invests in a relatively limited number of companies, generally 30-50. The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization value companies.
MID CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size value companies. The portfolio managers consider medium size companies to include those whose market capitalizations at the time of purchase are within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of June 30, 2026, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index were $45.20 million to $120.55 billion and $2.26 billion to $92.65 billion, respectively. The portfolio managers consider a company to be a value company if it meets any of the following criteria:
•it is included in an appropriate third-party value-oriented index;
•its price-to-book ratio, price-to-cash flow ratio, price-to-earnings ratio, or enterprise value to EBITDA ratio is less than the median of a broad-based securities market index;
•its book-to-market ratio is greater than the median of a broad-based securities market index; or
•it pays a dividend.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not.
The fund may invest in equity securities issued by real estate investment trusts (REITs) and, depending on the appropriateness to the fund's strategy and availability in the marketplace, purchase securities of companies in initial public offerings (IPOs) or shortly thereafter. The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size value companies.
SMALL CAP DIVIDEND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies that pay a dividend. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. Though market capitalization will change from time to time, as of June 30, 2026, the market capitalizations of the largest companies in the S&P Small Cap 600® Index and the Russell 2000® Index were $13.47 billion and $13.78 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value, with a focus on companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers consider a company to have a favorable income-paying history if, since the company began paying dividends, it has shown a track record of consistent dividend payments in normal market environments. To determine whether a company has prospects for income payments to continue or increase, the investment team analyzes the projected earnings power of the company relative to the income payout ratio. The investment team conducts bottom up, fundamental research to analyze the fair value of a company’s business based on financial quality, business quality, and management quality using a proprietary scorecard and a price target system for the stock. The team arrives at price targets using estimated revenue, profit, and multiple assumptions for the periods one and three years in the future to determine if the stock is currently undervalued, fairly valued, or overvalued. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest in equity securities issued by real estate investment trusts (REITs) and, depending on the appropriateness to the fund's strategy and availability in the marketplace, purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies that pay a dividend.
SMALL CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap value companies. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. Though market capitalization will change from time to time, as of June 30, 2026, the market capitalizations of the largest companies in the S&P Small Cap 600® Index and the Russell 2000® Index were $13.47 billion and $13.78 billion, respectively. The portfolio managers consider a company to be a value company if it meets any of the following criteria:
•it is included in an appropriate third-party value-oriented index;
•its price-to-book ratio, price-to-cash flow ratio, price-to-earnings ratio, or enterprise value to EBITDA ratio is less than the median of a broad-based securities market index;
•its book-to-market ratio is greater than the median of a broad-based securities market index; or
•it pays a dividend.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap value companies.
VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not.
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in securities of value companies. For purposes of this test, the portfolio managers consider a company to be a value company if it meets any of the following criteria:
•it is included in an appropriate third-party value-oriented index;
•its price-to-book ratio, price-to-cash flow ratio, price-to-earnings ratio, or enterprise value to EBITDA ratio is less than the median of a broad-based securities market index;
•its book-to-market ratio is greater than the median of a broad-based securities market index; or
•it pays a dividend.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in securities of value companies.